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                               UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549
                                 Form 13F
                            Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: December 31, 2000 Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings
entries.
Institutional Investment Manager Filing this Report:
Name: _Petroleum & Resources Corporation________
Address: _7 St. Paul Street, Suite 1140_________ __________Baltimore, MD 21202___________________
__________________________________________
Form 13F File Number: 28-293_________
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.
Person Signing this Report on Behalf of Reporting Manager:
Name: _Christine M. Sloan-----------------------
Title: Assistant Treasurer______________________
Phone: (410)752-5900____________________________
Signature, Place, and Date of Signing:
__(signed) Christine M. Sloan Baltimore, MD_ January 24, 2001 [Signature] [City, State] [Date]
Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]
Form 13F File Number Name
28-____________ ________________________________
[Repeat as necessary.]

Form 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: ______________
Form 13F Information Table Entry Total: ____70_________
Form 13F Information Table Value Total: $__662________
(thousands)
List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]
No. Form 13F File Number Name
____ 28-____________ ________________________
[Repeat as necessary.

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
                           FORM 13F INFORMATION TABLE

COLUMN 1                           COLUMN 2      COLUMN 3   COLUMN 4      COLUMN 5       COL. 6   COLUMN 7        COLUMN 8
-------------------------------  -------------  ----------  -------- ------------------  -------  -------- ----------------------
                                                             VALUE                       INVSTMT  OTHER
NAME OF ISSUER                  TITLE OF CLASS     CUSIP    (x$1000)                     DSCRETN  MANAGERS
                                                                     SHARES/  SH/P PUT/                       VOTING AUTHORITY
                                                                     PRN AMT  RN   CALL
                                                                                                           SOLE    SHARED  NONE
AMERADA HESS CORP.              COM               023551104    7,306  100,000 SH         SOLE              100,000
ANADARKO PETROLEUM              COM               032511107    21164  296,746 SH         SOLE              296,746
APACHE CORPORATION              COM               037411105    9,108  130,000 SH         SOLE              130,000
ATMOS ENERGY CORP               COM               049560105    5,484  225,000 SH         SOLE              225,000
BJ SERVICES CO.                 COM               055482103   13,775  200,000 SH         SOLE              200,000
BP AMOCO PLC                    ADRS             055622104   23,076  482,000 SH         SOLE              482,000
BOISE CASCADE CORP.             COM               097383103    6,893  205,000 SH         SOLE              205,000
CALPINE CORP.                   COM               131347106    4,506  100,000 SH         SOLE              100,000
CALPINE CAP. TRST 5.75% TIDES   PFD               131346207   13,880   87,500 SH         SOLE               87,500
CALPINE CORP.                   CALL              131347906      901   20,000      CALL
CALPINE CORP.                   PUT               131347956      901   20,000      PUT
CHEVRON CORP                    COM               166751107   12,666  150,000 SH         SOLE              150,000
COASTAL CORP                    COM               190441105   17,662  200,000 SH         SOLE              200,000
COASTAL CORP                    CALL              190441905      883   10,000      CALL
CONOCO INC, CLASS B             COM               208251405    8,681  300,000 SH         SOLE              300,000
CORE LABORATORIES N.V.          COM               N22717107    5,719  209,400 SH         SOLE              209,400
DEVON ENERGY CORP.              COM               25179M103    7,469  122,500 SH         SOLE              122,500
DIAMOND OFFSHORE DRILLING, INC. COM               25271C102    3,872   96,800 SH         SOLE               96,800
DOVER CORP.                     COM               260003108    5,679  140,000 SH         SOLE              140,000
DUKE ENERGY CORP.               COM               264399106    7,502   88,000 SH         SOLE               88,000
DUKE ENERGY CORP                PUT               264399956      825   10,000      PUT
DYNEGY, INC. CLASS A            COM               26816Q101    9,250  165,000 SH         SOLE              165,000
DYNEGY, INC. CLASS A            CALL              26816Q901      561   10,000      CALL
EOG RESOURCES INC.              COM               26875P101   12,305  225,000 SH         SOLE              225,000
EL PASO ENERGY CORP.            COM               283905107    7,879  110,000 SH         SOLE              110,000
ENERGEN CORP                    COM               29265N108    8,047  250,000 SH         SOLE              250,000
ENGELHARD CORP.                 COM               292845104    6,112  300,000 SH         SOLE              300,000
ENRON CORP. $27.30 CUM CV SER J PFD               293561601   52,194   23,000 SH         SOLE               23,000
ENSCO INTERNATIONAL, INC.       COM               26874Q100    4,087  120,000 SH         SOLE              120,000
EQUITABLE RESOURCES             COM               294549100   12,048  180,500 SH         SOLE              180,500
EXXON MOBIL CORP                COM               30231G102   52,791  607,231 SH         SOLE              607,231
GENERAL ELECTRIC CO.            COM               369604103   27,325  570,000 SH         SOLE              570,000
GLOBAL INDUSTRIES LTD           COM               379336100    2,738  200,000 SH         SOLE              200,000
GRANT PRIDECO INC.              COM               38821G101    4,936  225,000 SH         SOLE              225,000
GRANT PRIDECO INC.              PUT               38821G951      329   15,000      PUT
HALLIBURTON CO.                 COM               406216101    5,437  150,000 SH         SOLE              150,000
KINDER MORGAN 8.25%             PEPS              482620507    8,710  130,000 SH         SOLE              130,000
KERR MCGEE CORP                 COM               492386107   12,133  181,253 SH         SOLE              181,253
MEAD CORP                       COM               582834107    6,589  210,000 SH         SOLE              210,000
MURPHY OIL CORP.                COM               626717102    6,648  110,000 SH         SOLE              110,000
NABORS INDUSTRIES, INC.         COM               629568106   11,830  200,000 SH         SOLE              200,000
NATIONAL FUEL GAS CO.           COM               636180101    6,294  100,000 SH         SOLE              100,000
NEW JERSEY RESOURCES            COM               646025106    8,001  185,000 SH         SOLE              185,000
NEWPARK RESOURCES INC.          COM               651718504    3,538  370,000 SH         SOLE              370,000
NOBLE AFFILIATES INC.           COM               654894104    5,750  125,000 SH         SOLE              125,000
NORTHWESTERN CORP.              COM               668074108    4,625  200,000 SH         SOLE              200,000
OCCIDENTAL PETROLEUM            COM               674599105    4,244  175,000 SH         SOLE              175,000
OCEAN ENERGY, INC.              COM               674812201    9,556  550,000 SH         SOLE              550,000
ORION POWER HOLDINGS            COM               686286105    3,201  130,000 SH         SOLE              130,000
PETROBRAS ADS                   COM               71654V408    3,030  120,000 SH         SOLE              120,000
PETROLEUM GEO-SVCS A/S          COM               716597109    3,328  250,000 SH         SOLE              250,000
QUESTAR CORP.                   COM               748356102    8,057  268,000 SH         SOLE              268,000
ROYAL DUTCH PETROLEUM $1.25     GLD               780257804   51,478  850,000 SH         SOLE              850,000
SANTA FE INT'L. CORP.           COM               G7805C108    5,771  180,000 SH         SOLE              180,000
SCHLUMBERGER, LTD.              COM               806857108   18,338  229,400 SH         SOLE              229,400
SHELL TRANSPORT & TRADING       ADRS             822703609   11,850  240,000 SH         SOLE              240,000
SEI TRUST 6.25% CV DUE 10/1/30  PFD               78411Y104      496    8,000 SH         SOLE                8,000
SOUTHERN ENERGY CO.             COM               842816100    4,219  149,000 SH         SOLE              149,000
STONE ENERGY CORP.              COM               861642106    6,733  104,300 SH         SOLE              104,300
TEMPLE-INLAND, INC.             COM               879868107    6,435  120,000 SH         SOLE              120,000
TESORO PETROLEUM CORP.          COM               881609101    3,488  300,000 SH         SOLE              300,000
TEXACO, INC.                    COM               881694103    7,455  120,000 SH         SOLE              120,000
TOSCO CORP.                     COM               891490302    6,285  185,200 SH         SOLE              185,200
TOTALFINA ELF SA                ADR               89151E109    9,085  125,000 SH         SOLE              125,000
TRANSOCEAN SEDCO FOREX INC.     COM               G90078109   10,580  230,000 SH         SOLE              230,000
UNOCAL CAPITAL TRUST $3.125 CV  COM               91528T207    3,727   72,540 SH         SOLE               72,540
UNOCAL CORP                     COM               985289102    5,803  150,000 SH         SOLE              150,000
VALERO ENERGY CORP.             COM               91913Y100    4,648  125,000 SH         SOLE              125,000
WEATHERFORD INTL. INC          COM               947074100    8,978  190,000 SH         SOLE              190,000
WILLIAMS COMPANIES INC.         COM               969457100    7,988  200,000 SH         SOLE              200,000
                                                             662,882

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